SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013
Concentration Risk [Line Items]
FDIC insured limit	$ 250,000
Accounts Receivable [Member]
Concentration Risk [Line Items]
Number of major customers	2	1
Accounts Receivable [Member] | Major Customer One [Member]
Concentration Risk [Line Items]
Gross accounts receivable	$ 1,929,000	$ 2,930,000
Accounts Receivable [Member] | Major Customer Two [Member]
Concentration Risk [Line Items]
Gross accounts receivable	$ 1,658,000
Sales Revenue [Member] | Krill Oil [Member]
Concentration Risk [Line Items]
Concentration risk percentage	35.30%	40.60%	53.80%